Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011 Successor	Sep. 30, 2010 Predecessor
Operating activities
Net income (loss)	$ 160	$ (52)
Adjustments to reconcile net income (loss) to net cash provided from operating activities:
Depreciation and amortization	248	207
Equity in net income of non-consolidated affiliates, net of dividends remitted	(88)	(87)
Loss on debt extinguishment	24
Pension and OPEB, net		(41)
Reorganization expense, net		123
Asset impairments and loss on sale of assets		25
Other non-cash items	26	(1)
Changes in assets and liabilities:
Accounts receivable	(132)	(79)
Inventories	(50)	(75)
Accounts payable	(17)	55
Other assets and liabilities	(116)	148
Net cash provided from operating activities	55	223
Investing activities
Capital expenditures	(185)	(117)
Other, including proceeds from divestitures and asset sales	(2)	42
Net cash used by investing activities	(187)	(75)
Financing activities
Cash restriction, net	52	(62)
Short-term debt, net	11	(9)
Proceeds from issuance of debt, net of issuance costs	503	9
Principal payments on debt	(513)	(99)
Rights offering fees	(33)	(11)
Other	(26)	(21)
Net cash used by financing activities	(6)	(193)
Effect of exchange rate changes on cash	(9)	1
Net decrease in cash and equivalents	(147)	(44)
Cash and equivalents at beginning of year	905	962
Cash and equivalents at end of period	$ 758	$ 918